Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Information

11. Segment information

The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. Accordingly, the Company has determined that it has a single reportable segment and operating segment structure.

The Company’s revenue is primarily with U.S. customers. During the three and six months ended June 30, 2021 and June 30, 2020, the Company recognized $71 and $0 of revenue earned from customers located in South Korea, respectively.

All long-lived assets are maintained in, and all losses are attributable to, the United States of America.

Sarcos Corp and Subsidiaries
Segment Information

11. Segment information

The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. Accordingly, the Company has determined that it has a single reportable segment and operating segment structure.

The Company’s revenue is primarily with U.S. customers. During the year ended December 31, 2020, the Company recognized $71 of revenue earned from customers located in South Korea. During the year ended December 31, 2019 the Company recognized $186 of revenues earned from customers located in Israel.

All long-lived assets are maintained in, and all losses are attributable to, the United States of America.